Share-based Payment	3 Months Ended
Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payment

Note 7—Share-based Payment

As an incentive to the senior management and the Executive Board, other employees, members of the Board and select consultants, Ascendis Pharma A/S has established warrant programs, a Restricted Stock Unit (“RSU”) program adopted in December 2021, and a Performance Stock Unit (“PSU”) Program adopted in February 2023, which are all classified as equity-settled share-based payment transactions.

Share-based Compensation Costs

Share-based compensation costs are determined using the grant date fair value and are recognized over the vesting period as research and development costs, selling, general and administrative expenses, or cost of sales. For the three months ended March 31, 2023 and 2022, share-based compensation costs recognized in the unaudited condensed consolidated interim statement of profit or loss were €13.7 and €20.0 million, respectively.

Restricted Stock Unit Program

RSUs are granted by the Board to certain members of senior management and the Executive Board, certain other employees and certain members of the Board (“RSU-holders”). In addition, RSUs may be granted to select consultants.

One RSU represents a right for the RSU-holder to receive one ADS of Ascendis Pharma A/S upon vesting, if the vesting conditions are met. RSUs granted vest over three years with 1/3 of the RSUs vesting on each anniversary date from the date of grant, and require RSU-holders to be employed, or provide a specified period of service (“service conditions”).

Performance Stock Unit Program

PSUs are granted by the Board to certain members of senior management and the Executive Board (“PSU-holders”). In addition, PSUs may be granted to other employees, select consultants and members of the Board. PSUs were granted for the first time in March 2023.

One PSU represents a right for the PSU-holder to receive one ADS of Ascendis Pharma A/S upon vesting. PSUs vest in a manner similar to the service conditions of the RSUs; however, vesting is also contingent upon achievement of performance target goals as determined by the Board, provided that no more than 10% of each tranche may be directly attributable to accomplishment of financial results achieved in the financial year prior to the vesting date. Exceeding performance target goals will not result in granting of additional ADSs.

RSUs and PSUs generally cease to vest from the date of termination of employment or board membership, as applicable, whereas unvested RSUs or PSUs will forfeit. The Board may at its discretion and on an individual basis decide to deviate from the vesting conditions, including deciding to accelerate vesting in the event of termination of employment or board membership, as applicable.

All RSUs and PSUs are settled at the time of vesting by treasury shares that are ADSs repurchased in the market. The Company may at its sole discretion choose to make a cash settlement instead of delivering ADSs.

RSU and PSU Activity

The following table specifies the number of RSUs and PSUs granted and outstanding at March 31, 2023:

	Restricted Stock Units	Performance Stock Units	Total
Outstanding	(Number)
January 1, 2023	82,492	—	82,492
Granted during the period	609,695	112,268	721,963
Forfeited during the period	(10,494)	—	(10,494)
March 31, 2023	681,693	112,268	793,961
Specified by vesting year
2023	41,240	—	41,240
2024	240,888	37,422	278,310
2025	199,757	37,423	237,180
2026	199,808	37,423	237,231
March 31, 2023	681,693	112,268	793,961

Warrant Program

Warrants are granted by the Board in accordance with authorizations given to it by the shareholders of Ascendis Pharma A/S to all employees, members of the Board and select consultants. Each warrant carries the right to subscribe for one ordinary share of a nominal value of DKK 1. The exercise price is fixed at the fair market value of the Company’s ordinary shares at the time of grant as determined by the Board. Vested warrants may be exercised in two or four annual exercise periods.

Warrant Activity

The following table specifies the warrant activity for the three months ended March 31, 2023:

	Total Warrants	Weighted Average Exercise Price
	(Number)	(EUR)
Outstanding
January 1, 2023	6,864,011	81.30
Granted during the period	113,585	103.60
Exercised during the period	(176,253)	10.40
Forfeited during the period	(40,047)	118.69
March 31, 2023	6,761,296	83.30
Vested at March 31, 2023	5,013,862	70.58

The exercise prices of outstanding warrants under the Company’s warrant programs range from €6.48 to €145.50 depending on the grant dates.